Annual Fund Operating Expenses - Class ACS - DWS Multi-Asset Conservative Allocation Fund	Dec. 01, 2021
Class A
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.45%
Acquired funds fees and expenses	0.44%
Total annual fund operating expenses	1.23%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.09%
Class C
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.51%
Acquired funds fees and expenses	0.44%
Total annual fund operating expenses	2.05%
Fee waiver/expense reimbursement	0.21%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.84%
Class S
Operating Expenses:
Management fee	0.10%
Distribution/service (12b-1) fees	none
Other expenses	0.43%
Acquired funds fees and expenses	0.44%
Total annual fund operating expenses	0.97%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.84%